Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Large Cap Index Fund Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Index Fund Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Index Fund Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Large Cap Index Fund Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Index Fund Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund Institutional 3 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Large Cap Index Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Large Cap Index Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Large Cap Index Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Large Cap Index Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Index Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Index Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Large Cap Index Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Index Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Index Fund Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Large Cap Index Fund Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Index Fund Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Index Fund Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Index Fund Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Large Cap Index Fund Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Index Fund Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund Institutional 2 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund Institutional 2 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund Institutional 2 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Large Cap Index Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Large Cap Index Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Large Cap Index Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Large Cap Index Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Index Fund Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Index Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Large Cap Index Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Index Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Index Fund Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Large Cap Index Fund Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Index Fund Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Index Fund Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Index Fund Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Large Cap Index Fund Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Index Fund Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund Institutional Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Large Cap Index Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Large Cap Index Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Large Cap Index Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Large Cap Index Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Index Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Index Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Large Cap Index Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Index Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Index Fund Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Large Cap Index Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Index Fund Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Index Fund Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Index Fund Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Large Cap Index Fund Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Index Fund Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund Class A | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Index Fund Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Large Cap Index Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Large Cap Index Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Large Cap Index Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Large Cap Index Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Index Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Index Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Large Cap Index Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Index Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Index Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Large Cap Index Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%